Organization and Description of Business (Tables)	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Redeemable Noncontrolling Interests
From January 1, 2022 through June 30, 2022, we recorded adjustments to the value of our redeemable noncontrolling interests as shown below:

Redeemable Noncontrolling Interests
(in thousands)	2022
Balance as of January 1, 2022	$—
Effect of corporate reorganization and reclassification to redeemable noncontrolling interest	382,050
Adjustment of redeemable noncontrolling interest to redemption amount at IPO (1)	1,438,348
Class A common stock issued to settle asset purchase	21,361
Net income after corporate reorganization	16,082
Stock-based compensation	660
Stock-based compensation related to deemed contribution	27,597
Accrued distribution related to income taxes	(15,644)
Adjustment of redeemable noncontrolling interest to redemption amount (2)	154,233

Balance as of June 30, 2022	$2,024,687

(1)	Based on 101,133,201 shares of Class B Common Stock outstanding and the $18.00 per share IPO price.
(2)	Based on 101,133,201 shares of Class B Common Stock outstanding and the 10 -day VWAP of Class A Common Stock of $20.02 at June 30, 2022.